9. Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Composition of deposits [Abstract]
Non-interest bearing demand	$ 107,328	$ 105,960
Interest bearing demand	116,052	98,391
Savings deposits	79,558	75,345
Time deposits, in amounts of $100,000 or more	57,369	63,443
Other time deposits	127,967	142,201
Total Deposits	488,274	485,340
Scheduled maturities of time deposits [Abstract]
2014	97,992
2015	32,098
2016	8,460
2017	12,149
2018	12,052
Thereafter	22,585
Time deposits	$ 185,336